As filed with the  Securities  and Exchange  Commission on or about February 14,
2003

                                        Securities Act Registration No. 33-37435
                                Investment Company Act Registration No. 811-6195


                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [  ]
         Pre-Effective Amendment No.                                        [  ]
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         Post-Effective Amendment No.    38                                  [X]
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                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [  ]
         Amendment No.   39                                                  [X]
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                        (Check appropriate box or boxes)

                            STRONG INCOME FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

        100 Heritage Reserve
     Menomonee Falls, Wisconsin                                            53051
(Address of Principal Executive Offices)                              (Zip Code)
       Registrant's Telephone Number, including Area Code: (414) 359-3400

                                Richard W. Smirl
                         Strong Capital Management, Inc.
                              100 Heritage Reserve
                        Menomonee Falls, Wisconsin 53051
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box).

     [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
     [ ] on February 28, 2003 pursuant to paragraph (b) of Rule 485
     [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     [ ] on (date) pursuant to paragraph (a)(1) of Rule 485
     [ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
     [ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

     [X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment to the Registration Statement of Strong Income Funds, Inc., which is currently comprised of five Funds, relates only to the addition of the Institutional Class shares to and the revision of the investment strategy of the Strong Advisor Municipal Bond Fund. The purpose of this Post-Effective Amendment is to designate a new effective date, February 28, 2003, for the previously filed Post-Effective Amendment 36. The prospectus and Statement of Additional Information (SAI) for this Post-Effective Amendment No. 38 are identical to those filed in Post-Effective Amendment No. 36, and the prospectus and SAI are incorporated herein in their entirety by reference to those filed in Post-Effective Amendment No. 36. The Strong Advisor Municipal Bond Fund will offer Institutional Class and Class A, B, and C shares. This Post-Effective Amendment does not relate to, amend, supersede, or otherwise affect the separate Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No. 27, 33, and 37.

                            STRONG INCOME FUNDS, INC.

                                     PART C
                                OTHER INFORMATION

Item 23. EXHIBITS

     (a)  Articles of Incorporation dated September 19, 1996(2)
     (a.1) Amendment to Articles of Incorporation dated August 30, 1996(2)
     (a.2) Amendment to Articles of Incorporation dated June 24, 1997(3)
     (a.3) Amendment to Articles of Incorporation dated February 22, 2000(5) (a.4) Amendment to Articles of Incorporation dated April 9, 2001(7)
     (a.5) Amendment to Articles of Incorporation dated July 13, 2001(8)
     (a.6) Amendment to Articles of Incorporation dated September 13, 2002(11)
     (a.7)Amendment  to  Articles  of  Incorporation   effective  September  30,
          2002(12)
     (a.8) Amendment to Articles of Incorporation effective November 8, 2002(12) (a.9) Amendment to Articles of Incorporation effective January 29, 2003(14)
     (b)  Bylaws dated October 20, 1995(1)
     (b.1) Amendment to Bylaws dated May 1, 1998(4)
     (b.2) Amendment to Bylaws dated April 5, 2001(7)
     (b.3) Amendment to Bylaws dated March 1, 2002(10)
     (c)  Specimen Stock Certificate(5)
     (d)  Amended and Restated Investment Advisory Agreement(8)
     (d.1) Subadvisory Agreement (Stable Value Fund)(14)
     (e)  Distribution Agreement(7)
     (e.1) Class B and Class C Shares Distribution Agreement(11)
     (e.2) Dealer Agreement(5)
     (e.3) Mutual Fund Distribution and Shareholding Services Agreement(6)
     (e.4) Services Agreement(5)
     (f)  Inapplicable
     (g)  Custodian and Remote Access Agreement(7)
     (h)  Amended  and  Restated   Transfer  and   Dividend   Disbursing   Agent
          Agreement(10)
     (h.1) Investor Class Shares Administration Agreement(9)
     (h.2) Advisor Class Shares Administration Agreement(9)
     (h.3) Institutional Class Shares Administration Agreement(9)
     (h.4) Class A, B, and C Shares Administration Agreement(11)
     (h.5) Class K Administration Agreement(14)
     (i)  Opinion and Consent of Counsel*
     (j)  Inapplicable
     (k)  Inapplicable
     (l)  Stock Subscription Agreement*
     (m)  Amended and Restated Rule 12b-1 Distribution Plan(8)
     (n)  Amended and Restated Rule 18f-3 Multiple Class Plan(10)
     (p)  Code of Ethics for Access Persons dated November 8, 2002(13)
     (p.1) Code of Ethics for Non-Access Persons dated November 8, 2002(13)
     (q)  Power of Attorney dated December 27, 2001(9)
     (q.1) Power of Attorney dated May 3, 2002(10)
     (r)  Letter of Representation*

* To be filed at a later date.

(1) Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A of Registrant filed on or about December 14, 1995.

(2) Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A of the Registrant filed on or about February 26, 1997.

(3) Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A of the Registrant filed on or about June 27, 1997.

(4) Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A of the Registrant filed on or about December 31, 1998.

(5) Incorporated herein by reference to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A of the Registrant filed on or about February 23, 2000.

(6) Incorporated herein by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A of the Registrant filed on or about December 14, 2000.

(7) Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A of the Registrant filed on or about April 12, 2001.

(8) Incorporated herein by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A of the Registrant filed on or about July 30, 2001.

(9) Incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A of the Registrant filed on or about December 27, 2001.

(10) Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A of the Registrant filed on or about May 6, 2002.

(11) Incorporated herein by reference to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A of the Registrant filed on or about September 27, 2002.

(12) Incorporated herein by reference to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A of the Registrant filed on or about October 30, 2002.

(13) Incorporated herein by reference to Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A of the Registrant filed on or about November 15, 2002.

(14) Incorporated herein by reference to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A of the Registrant filed on or about January 30, 2003.

Item 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     Registrant neither controls any person nor is under common control with any other person.

Item 25. INDEMNIFICATION

     Officers and directors of the Fund and its advisor and underwriter are insured under a joint directors and officers/errors and omissions insurance policy underwritten by a group of insurance companies in the aggregate amount of $150,000,000, subject to certain deductions. The Funds and each director of the Funds who is not an "interested person" of the Funds or their advisor as defined in the Investment Company Act of 1940, as amended, ("Independent Director") have also entered into an indemnification agreement, which generally provides that each Fund shall, with certain exceptions, indemnify each Independent Director against all liability and expenses reasonably incurred or paid by the Independent Director in connection with any proceeding in which the Independent Director is involved by virtue of being a director of the Fund. In addition, pursuant to the authority of the Wisconsin Business Corporation Law ("WBCL"),
Article VII of Registrant's Bylaws provides as follows:

          ARTICLE VII. INDEMNIFICATION OF OFFICERS AND DIRECTORS

          SECTION 7.01. MANDATORY INDEMNIFICATION. The Corporation shall indemnify, to the full extent permitted by the WBCL, as in effect from time to time, the persons described in Sections 180.0850 through 180.0859 (or any successor provisions) of the WBCL or other provisions of the law of the State of Wisconsin relating to indemnification of directors and officers, as in effect from time to time. The indemnification afforded such persons by this section shall not be exclusive of other rights to which they may be entitled as a matter of law.

          SECTION 7.02. PERMISSIVE SUPPLEMENTARY BENEFITS. The Corporation may, but shall not be required to, supplement the right of indemnification under
     Section 7.01 by (a) the purchase of insurance on behalf of any one or more of such persons, whether or not the Corporation would be obligated to indemnify such person under Section 7.01; (b) individual or group indemnification agreements with any one or more of such persons; and (c) advances for related expenses of such a person.

          SECTION 7.03. AMENDMENT. This Article VII may be amended or repealed only by a vote of the shareholders and not by a vote of the Board of Directors.

          SECTION  7.04.   INVESTMENT   COMPANY  ACT.  In  no  event  shall  the
     Corporation   indemnify  any  person  hereunder  in  contravention  of  any provision of the Investment Company Act.

Item 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

     The information contained under "Who are the Funds' investment advisor and portfolio managers?" in the Prospectus and under "Directors and Officers," "Investment Advisor," and "Distributor" in the Statement of Additional Information is hereby incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

Item 27. PRINCIPAL UNDERWRITERS

     (a) Strong Investments, Inc., principal underwriter for Registrant, also serves as principal underwriter for Strong Advantage Fund, Inc.; Strong Asia Pacific Fund, Inc.; Strong Balanced Fund, Inc.; Strong Balanced Stock Fund, Inc.; Strong Common Stock Fund, Inc.; Strong Conservative Equity Funds, Inc.; Strong Corporate Bond Fund, Inc.; Strong Discovery Fund, Inc.; Strong Equity Funds, Inc.; Strong Equity Funds II, Inc.; Strong Government Securities Fund, Inc.; Strong Heritage Reserve Series, Inc.; Strong High-Yield Municipal Bond Fund, Inc.; Strong Income Funds II, Inc.; Strong Income Trust; Strong
International Equity Funds, Inc.; Strong Large Cap Growth Fund, Inc.; Strong Life Stage Series, Inc.; Strong Money Market Fund, Inc.; Strong Municipal Bond Fund, Inc.; Strong Municipal Funds, Inc.; Strong Opportunity Fund, Inc.; Strong Opportunity Fund II, Inc.; Strong Short-Term Bond Fund, Inc.; Strong Short-Term Global Bond Fund, Inc.; Strong Short-Term Municipal Bond Fund, Inc.; Strong Variable Insurance Funds, Inc. and the State Street Research Tax-Exempt Fund, a series of the State Street Research Tax-Exempt Trust.


     (b)

Name and Principal                          Positions and Offices               Positions and Offices
Business Address                            with Underwriter                    with Fund

David A. Braaten                            President and Director              none
100 Heritage Reserve
Menomonee Falls, WI  53051

Anthony J. D'Amato                          Executive Vice President            none
100 Heritage Reserve
Menomonee Falls, WI  53051

Richard W. Smirl                            Vice President, Chief               Vice President and Secretary
100 Heritage Reserve                        Compliance Officer, Secretary,
Menomonee Falls, WI  53051                  and General Counsel

Jahn Hanshaft                               Vice President                      none
100 Heritage Reserve
Menomonee Falls, WI  53051

Randy Henze                                 Vice President                      none
100 Heritage Reserve
Menomonee Falls, WI  53051

Dana J. Russart                             Vice President                      none
100 Heritage Reserve
Menomonee Falls, WI  53051

Lawrence B. Zuntz                           Vice President                      none
100 Heritage Reserve
Menomonee Falls, WI  53051

Adym W. Rygmyr                              Assistant Secretary                 none
100 Heritage Reserve
Menomonee Falls, WI  53051

Thomas M. Zoeller                           Treasurer and Chief                 Vice President
100 Heritage Reserve                        Financial Officer
Menomonee Falls, WI  53051

Kevin J. Scott                              Assistant Treasurer                 none
100 Heritage Reserve
Menomonee Falls, WI  53051

     (c)  None

Item 28. LOCATION OF ACCOUNTS AND RECORDS

     All  accounts,  books,  or other  documents  required to be  maintained  by
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the physical possession of Registrant's Vice President and Secretary, Richard W. Smirl, at Registrant's corporate offices, 100 Heritage Reserve, Menomonee Falls, Wisconsin 53051.

Item 29. MANAGEMENT SERVICES

     All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 30. UNDERTAKINGS

     None

                                   SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the Village of Menomonee Falls, and State of Wisconsin as of the 14th day of February, 2003.

                               STRONG INCOME FUNDS, INC.
                               (Registrant)


                               By: /s/ Richard W. Smirl
                                  ----------------------------------------------
                                  Richard W. Smirl, Vice President and Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and as of the date indicated.

                     NAME                                          TITLE                           DATED AS OF


                                                Chairman of the Board (Principal
/s/ Richard S. Strong                           Executive Officer) and a Director               February 14, 2003
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Richard S. Strong

                                                Treasurer (Principal Financial and
/s/ John W. Widmer                              Accounting Officer)                             February 14, 2003
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John W. Widmer


                                                Director                                        February 14, 2003
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Willie D. Davis*


                                                Director                                        February 14, 2003
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William F. Vogt*


                                                Director                                        February 14, 2003
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Stanley Kritzik*


                                                Director                                        February 14, 2003
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Neal Malicky*


                                                Director                                       February 14, 2003
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Gordan Greer*

* Richard W. Smirl signs this document pursuant to the power of attorney filed with Post-Effective Amendment Nos. 26 and Post-Effective No. 28 to the Registration Statement on Form N-1A.


                                      By:  /s/ Richard W. Smirl
                                          --------------------------------------
                                          Richard W. Smirl

                                  EXHIBIT INDEX

                                                                        EDGAR
Exhibit No.               Exhibit                                    Exhibit No.
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              none